Condensed Consolidated Interim Statements of Changes in Shareholders’ Equity - USD ($)	Common Shares	Preferred Shares	Share-based payments, Options	Share-based payments, Deferred Shares Unit (DSU)	Share-based payments, Restricted Shares Unit (RSU)	Share-based payments, Performance Share Unit (PSU)	Share-based payments, Warrants	Share-based Payments Reserve	Accumulated other comprehensive income	Non-controlling interest	Deficit	Total
Balance at Dec. 31, 2024	$ 153,294,666	$ 3,190,601	$ 16,904,428	$ 8,768,445			$ 728,133	$ 26,401,006	$ (294,045)		$ (163,448,031)	$ 19,144,197
Balance (in Shares) at Dec. 31, 2024	321,257,689	4,500,000
Acquisition of Neuronomics	$ 442,722											442,722
Acquisition of Neuronomics (in Shares)	186,034
DSUs cancelled				(589,765)				(589,765)				(589,765)
Warrants exercised	$ 671,132						(130,718)	(130,718)				540,414
Warrants exercised (in Shares)	3,125,000
Options exercised	$ 11,491,717		(5,631,518)					(5,631,518)				5,860,199
Options exercised (in Shares)	7,212,595
DSU exercised	$ 2,865,916			(2,865,916)				(2,865,916)
DSU exercised (in Shares)	2,409,505
Share purchase agreement	$ 3,909,861											3,909,861
Share purchase agreement (in Shares)	1,607,717
NCIB	$ (1,877,135)											(1,877,135)
NCIB (in Shares)	(675,900)
Share-based payments			3,747,773	5,392,642				9,140,415				9,140,415
Other									2,085,410			2,085,410
Net income (loss) and comprehensive income (loss)										1,484,854	28,711,642	30,196,496
Balance at Jun. 30, 2025	$ 170,798,879	$ 3,190,601	15,020,683	10,705,406			597,415	26,323,504	1,791,365	1,484,854	(134,736,389)	68,852,814
Balance (in Shares) at Jun. 30, 2025	335,122,640	4,500,000
Balance at Dec. 31, 2024	$ 153,294,666	$ 3,190,601	16,904,428	8,768,445			728,133	26,401,006	(294,045)		(163,448,031)	19,144,197
Balance (in Shares) at Dec. 31, 2024	321,257,689	4,500,000
Balance at Dec. 31, 2025	$ 222,974,359	$ 3,190,601	14,052,954	9,109,269	1,191,943	31,552	586,348	24,972,066	(1,481,289)		(100,101,884)	149,553,853
Balance (in Shares) at Dec. 31, 2025	385,827,975	4,500,000
DSU exercised	$ 2,572,420			(2,572,420)				(2,572,420)
DSU exercised (in Shares)	1,663,750
RSU conversion	$ 995,786				(995,786)			(995,786)
RSU conversion (in Shares)	554,264
RSUs cancelled					(106,211)			(106,211)				(106,211)
Options expired			(2,510,159)					(2,510,159)			2,510,159
Directors’ RSUs granted					140,532			140,532				140,532
Share-based payments			460,147	957,025	1,572,591	101,981		3,091,744				3,091,744
Net income (loss) and comprehensive income (loss)									57,154		(10,129,057)	(10,071,903)
Balance at Jun. 30, 2026	$ 226,542,565	$ 3,190,601	$ 12,002,942	$ 7,493,874	$ 1,803,069	$ 133,533	$ 586,348	$ 22,019,766	$ (1,424,135)		$ (107,720,782)	$ 142,608,015
Balance (in Shares) at Jun. 30, 2026	388,045,989	4,500,000